DREYFUS PREMIER AGGRESSIVE GROWTH FUND
-----------------------------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder:

  Dreyfus Premier Aggressive Growth Fund completed its latest fiscal year September 30, 1998, on the heels of one of the steepest drops in stock price averages in many years. Inevitably, this was among the factors affecting the Fund's performance.

  For the 12 months ended September 30, 1998, total return for the various classes of shares was as follows:*

                                                             Dreyfus Premier

                                                         Aggressive Growth Fund

                                                           ____________________

      Class A                                                  -55.08%

      Class B                                                  -55.46%

      Class C                                                  -55.20%

      Class R                                                  -55.31%

      Standard & Poor's 500 Index**                             9.08%

As shareholders were informed last spring, I have been managing the Fund since early April 1998. I took over at a time when small-capitalization stocks, which were the Fund's principal holdings at that time, had already started to weaken. Since then, I have changed most of the Fund's holdings, placing emphasis on mid-cap stocks. However, in the declining market of recent months, the new holdings have not yet had a chance to show how they might perform in more favorable market conditions.

ECONOMIC REVIEW

So far in 1998, the main regions of the world have had very different economic fundamentals. The U.S. entered the year with a strong economy near full employment, with unemployment only slightly above 4%. The tight labor market led the Federal Reserve Board (the "Fed") to contemplate a rise in interest rates early in the year. The U.S. economy cooled enough that the Fed decided to stand pat for a number of months before cutting the Federal Funds rate in September and October. Evidence of economic cooling continued to accumulate, and worries about the world economy intensified. World economic weakness then shifted expectations towards monetary easing. After many years of subpar economic growth, continental Europe moved into a better economic expansion. Unlike the U.S., Europe has substantial excess capacity of productive plant and labor. In Asia, weak economies were pervasive as a result of the Asian financial crisis. The Latin American economies weakened as the financial stresses spread throughout that region.

  A main influence on the U.S. economy this year was the foreign financial crisis and cooling of the world economy. The positive effects hit first. Actual inflation and expected inflation dropped, causing a decline in long-term Treasury bond yields and mortgage rates. This caused a boom in housing. The fall in inflation helped the consumer sector as more of the growth in consumer income remained after inflation to buy goods and services. Consumers benefited from a combination of good growth in income after inflation, a strong labor market and past increases in the prices of assets they owned.

  The negative effect of Asian weakness was directed towards the industrial sector more than the consumer sector. Corporate profits weakened, especially in sectors sensitive to Asia such as world-traded commodities (oil, metals and paper) and exports. One result of the industrial weakness was to cool off a U.S.
economy    that    had    been    growing    rapidly.

  The major change in the economic outlook over recent months has been a downward shift in expectations for world economic growth. A credit crunch developed in emerging countries and former communist countries, sharply reducing the economic outlook for Asia and Latin America as well as for commodity-exporting countries throughout the world. The effect on Europe and the U.S. has been to lower expectations of profit growth and drive down bond yields

Market sentiment now anticipates further monetary easing in the U.S. and other industrial countries as the evidence of a weaker world economy has accumulated. There appears to be a shift in the priorities of key policymakers from fighting potential inflation to restimulating future world economic growth.

Market Overview

  The 12 months ended September 30, 1998 encompassed some very different market phases, with stock market strength during much of the period followed by a sharp decline towards the end of the period. Over the 12 months, the total return on the Standard and Poor's 500 Composite Stock Price Index was 9.08%. Returns on mid-cap and small-cap stock indices were weaker, with a negative total return on small-cap indices.

  Three key trends influenced stock market behavior during the fiscal year. First, the Fed kept the Federal Funds rate flat at 5.5% for most of the fiscal year, before 25 basis-point cuts in both September and October. Sentiment changed from expectations of a possible Fed Funds rate increase to widespread expectations of lower interest rates, especially after the Fed easing in late September. Second, weakness in emerging country economies contributed to declining commodity prices and a drop in long-term Treasury bond yields to multidecade lows. Third, expectations for corporate profits dropped, first in the sectors sensitive to Asian developments such as oil, basic materials and exports and then for a broader list of stocks.

  The trigger for the sharp decline in stocks at the end of the period appeared to be the Russian default in the summer of 1998. This resulted in deepening concerns about weaker economic growth and corporate profits. There was also a global margin call on risky assets held by hedge funds and financial institutions. This raised the cost of debt financing for many corporations and many emerging countries. Expectations for economic activity in emerging countries in Asia and Latin America shifted down sharply while expectations for U.S. corporate profits weakened somewhat. Despite the fall in Treasury bond yields, financial stocks led the summer sell-off due to concerns about financial contagion from emerging countries and potential loan losses by financial institutions.

  The erosion of expectations about corporate profit growth over the last year contributed to an outperformance by a small group of super-cap growth stocks until late in the fiscal year. Investors had more confidence in the prospect for strong persistent earnings growth for this small group of stocks than for the broad market. Value stocks, which often have greater cyclical sensitivity to earnings fluctuations, lagged behind these super-growth stocks. In addition, many financial stocks in the value category fell sharply following the Russian default.

  The fiscal year ended September 30, 1998 was characterized by very different performances of the various market sectors. The largest-cap growth stocks did best, followed by large-cap stocks in general with mid-cap and small-cap stocks lagging behind. For example, the total return for the fiscal year on the Russell 1000 Index with a heavy large-cap representation was 7.36%, with the Russell 1000 Growth Index returning 11.11%, while the Russell 1000 Value Index returned 3.59% . The return on the Russell Midcap Index was -6.01%, while the small-cap Russell 2000 Index return was -19.02%.***

Portfolio Focus

The dominant factor in the Fund's total return over the past year has been the dramatic underperformance of small- and mid-capitalization stocks relative to the S&P 500 Index. As investors shifted into the largest-capitalization issues, which they believed offered less risk, the smaller- and medium-cap stocks came under added pressure. Small- and mid-cap growth stocks, which comprised most of the Fund's holdings, were particularly hard hit as the market decline continued

  During the first three quarters of the fiscal year, the Fund's investment focus centered on small-capitalization stocks. In April, when I was appointed portfolio manager, I began shifting, under then current market conditions, the Fund' s emphasis to mid-cap stocks. However, this group also fell into a decline nearly as much as the small-cap issues.

  In general, my investment style is grounded in the firm belief that a diversified portfolio of rapidly growing companies with sustainable growth prospects will outperform the market averages over a period of years. Currently, the Fund is concentrating on mid-cap companies that range from $1 billion to $5 billion in asset size. I use a "bottom up" approach, which means that I focus on individual stock selection before considering economic trends. I also factor into the mix the Fund's sector weightings versus its peer group.

  More specifically, when evaluating new prospects for the Fund, we typically screen for companies with innovative products and services, and earnings growth rates of approximately 20% or better. When such companies are identified, we evaluate sustainability of growth vis-a-vis the company's competitive position within its industry. We seek to maintain close relationships with company management, often meeting with them directly to evaluate their ability to manage and deliver high levels of growth.

  I generally sell securities from the Fund when there is an expected or actual change in growth prospects, when valuation levels have become extreme, or when I believe there are superior alternative investments. During recent months, I repositioned the Fund by eliminating several poorly performing stocks, as well as stocks where the risk of future disappointment was deemed to be high.

  In addition, since April, approximately three quarters of the Fund's assets have been invested in companies that are new to the Fund. Many of these companies are in the mid-cap range, which we believe provided buying opportunities due to the weakness in the mid-cap market this year. Some examples of new investments included Total Renal Care Holdings, Associates First Capital, Cl. A, and Linens 'n Things.

  While the Fund currently is more diversified by sector and industry, having added investments in financial services, commercial services and consumer growth companies, the median market capitalization of the Fund has increased substantially with aggressive growth remaining its focus. The Fund continues to be designed for those investors with a tolerance for high risk and a long-term investment horizon.

  Going forward, I believe that a disciplined approach to identifying rapidly growing companies will position the Fund favorably for the future. Thank you for remaining a valued Dreyfus shareholder.

               Sincerely,


               [Paul A. LaRocco signature logo]


               Paul A. LaRocco

               Portfolio Manager

October 19, 1998

New York, N.Y.

*Total return includes reinvestment of dividends and any capital gains paid, without taking into account the maximum initial sales charge in the case of Class A shares or the applicable contingent deferred sales charge imposed on redemptions in the case of Class B and Class C shares.

**SOURCE: LIPPER ANALYTICAL SERVICES, INC. -- Reflects the reinvestment of income dividends and, where applicable, capital gain distributions. The Standard & Poor's 500 Composite Stock Price Index is a widely accepted unmanaged index of U.S. stock market performance.

***SOURCE: LIPPER ANALYTICAL SERVICES, INC. -- The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 89% of the total market capitalization of the Russell 3000 Index. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap Index consists of the bottom 800 securities in the Russell 1000 Index as ranked by total market capitalization and is a widely accepted measure of medium-cap stock market performance. The Russell 2000 Index is composed of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index is composed of 3,000 of the largest U.S. companies by market capitalization. All indices are unmanaged and include reinvested dividends.


DREYFUS PREMIER AGGRESSIVE GROWTH FUND                     SEPTEMBER 30, 1998
-----------------------------------------------------------------------------

    COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN DREYFUS PREMIER
 AGGRESSIVE GROWTH FUND CLASS A SHARES AND THE STANDARD & POOR'S 500 COMPOSITE
                               STOCK PRICE INDEX

                                    Dollars

$309,566

Standard & Poor's 500 Composite Stock Price Index*

$75,240

Dreyfus Premier Aggressive Growth Fund (Class A Shares)

*Source: Lipper Analytical Services, Inc.

Average Annual Total Returns
-----------------------------------------------------------------------------

                   Class A Shares                                                                  Class B Shares

_______________________________________________________________ _________________________________________________________________

                                                                                                             % Return Reflecting

                                               % Return                                                     Applicable Contingent

                                              Reflecting                                      % Return         Deferred Sales

                        % Return Without    Maximum Initial                                  Assuming No         Charge Upon

Period Ended 9/30/98      Sales Charge   Sales Charge (5.75%)     Period Ended 9/30/98       Redemption          Redemption*

___________________       ____________     ________________       ________________           __________       _________________
1 Year                      (55.08)%          (57.66)%              1 Year                     (55.46)%           (57.24)%

5 Years                     (12.06)           (13.10)                From Inception (1/3/96)   (23.95)            (24.79)

10 Years                     (0.36)            (0.95)

From Inception (6/23/69)      7.35              7.14

                       Class C Shares                                                    Class R Shares

_______________________________________________________           _________________________________________________________

                                          % Return Reflecting

                                         Applicable Contingent

                             % Return       Deferred Sales

                             Assuming         Charge Upon

Period Ended 9/30/98      No Redemption      Redemption**         Period Ended 9/30/98

___________________       ____________    __________________      ________________

1 Year                      (55.20)%          (55.65)%               1 Year                    (55.31)%

From Inception (1/3/96)     (23.75)           (23.75)                From Inception (1/3/96)   (23.36)
------------------------

Past performance is not predictive of future performance.

The above graph compares a $10,000 investment made in Class A shares of Dreyfus Premier Aggressive Growth Fund on 6/23/69 (Inception Date) to a $10,000 investment made in the Standard and Poor's 500 Composite Stock Price Index on that date. For comparative purposes, the value of the Index on 6/30/69 is used as the beginning value on 6/23/69. All dividends and capital gain distributions are reinvested. Performance for Class B, Class C and Class R shares will vary from the performance of Class A shares shown above due to differences in charges and expenses.

The Fund' s performance shown in the line graph takes into account the maximum initial sales charge on Class A shares and all other applicable fees and expenses. The Standard and Poor's 500 Composite Stock Price Index is a widely accepted, unmanaged index of overall stock market performance, which does not take into account charges, fees and other expenses. Further information relating to Fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the Prospectus and elsewhere in this report.

*The maximum contingent deferred sales charge for Class B shares is 4% and is reduced to 0% after six years.

**The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of the date of purchase.


DREYFUS PREMIER AGGRESSIVE GROWTH FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS                                   SEPTEMBER 30, 1998

Common Stocks--97.6%                                                                        Shares                   Value
-----------------------------------------------------

                                                                                         _____________            _____________

                     Apparel--2.0%  Jones Apparel Group. . . . . . . . . . . . . . . .          48,875 (a)      $     1,121,070

                                    Tommy Hilfiger . . . . . . . . . . . . . . . . . .          30,000 (a)            1,230,000

                                                                                                                  _____________

                                                                                                                      2,351,070

                                                                                                                  _____________

                     Banking--1.5%  Downey Financial . . . . . . . . . . . . . . . . .          75,000                1,785,938

                                                                                                                  _____________

               Biotechnology--1.4%  Atlantic Pharmaceuticals . . . . . . . . . . . . .         127,975 (a)              223,956

                                    Biomatrix  . . . . . . . . . . . . . . . . . . . .          16,000 (a)              624,000

                                    Gene Logic . . . . . . . . . . . . . . . . . . . .         220,613 (a)              868,665

                                                                                                                  _____________

                                                                                                                      1,716,621

                                                                                                                  _____________

          Business Services--11.6%  Affiliated Computer Services, Cl. A. . . . . . . .          39,000 (a)            1,189,500

                                    Cambridge Technology Partners  . . . . . . . . . .          49,775 (a)            1,110,605

                                    Concord EFS  . . . . . . . . . . . . . . . . . . .          24,000 (a)              619,500

                                    Fiserv . . . . . . . . . . . . . . . . . . . . . .          55,999 (a)            2,579,454

                                    Four Media . . . . . . . . . . . . . . . . . . . .         120,000 (a)              450,000

                                    Gartner Group, Cl. A . . . . . . . . . . . . . . .          65,000 (a)            1,356,875

                                    Renaissance Worldwide  . . . . . . . . . . . . . .         139,000 (a)            1,824,375

                                    Sterling Commerce  . . . . . . . . . . . . . . . .          72,000 (a)            2,493,000

                                    SunGard Data Systems . . . . . . . . . . . . . . .          34,000 (a)            1,071,000

                                    Young & Rubicam  . . . . . . . . . . . . . . . . .          48,600 (a)            1,379,025

                                                                                                                _____________

                                                                                                                     14,073,334

                                                                                                                  _____________

                   Chemicals--1.2%  CCA Cos. . . . . . . . . . . . . . . . . . . . . .         673,325 (a,b)          1,430,815

                                                                                                                  _____________

          Computer Equipment--3.1%  Compaq Computer. . . . . . . . . . . . . . . . . .          58,000                1,834,250

                                    Micron Electronics . . . . . . . . . . . . . . . .         110,000 (a)            1,925,000

                                                                                                                  _____________

                                                                                                                      3,759,250

                                                                                                                  _____________

           Computer Products--1.8%  Blyth Industries . . . . . . . . . . . . . . . . .          81,000 (a)            2,222,438

                                                                                                                  _____________

         Computer Software/

                   Services--16.2%  AXENT Technologies . . . . . . . . . . . . . . . .         153,100 (a)            2,851,488

                                    Aspen Technology . . . . . . . . . . . . . . . . .          24,100 (a)              644,675

                                    CBT Group, A.D.S.  . . . . . . . . . . . . . . . .          61,325 (a)              827,888

                                    Citrix Systems . . . . . . . . . . . . . . . . . .          40,000 (a)            2,840,000

                                    Compuware  . . . . . . . . . . . . . . . . . . . .          42,500 (a)            2,502,187

                                    JDA Software Group . . . . . . . . . . . . . . . .         181,950 (a)            2,513,184

                                    Keane  . . . . . . . . . . . . . . . . . . . . . .           7,000 (a)              245,875

                                    Microsoft  . . . . . . . . . . . . . . . . . . . .           6,000 (a)              660,375

                                    Network Associates . . . . . . . . . . . . . . . .          73,750 (a)            2,618,125

                                    Patient Infosystems  . . . . . . . . . . . . . . .         253,700 (a)              459,831

                                    Saville Systems, A.D.S.  . . . . . . . . . . . . .         162,025 (a)            2,349,362

                                    Visio  . . . . . . . . . . . . . . . . . . . . . .          43,000 (a)            1,034,688

                                                                                                                  _____________

                                                                                                                     19,547,678

                                                                                                                  _____________

            Consumer Services--.3%  Cendant. . . . . . . . . . . . . . . . . . . . . .          29,000 (a)              337,125

                                                                                                                  _____________

                  Electronics--.1%  Image Processing Systems . . . . . . . . . . . . .         283,650 (a)              120,607

                                                                                                                  _____________

      Environmental Services--1.4%  Waste Management . . . . . . . . . . . . . . . . .          36,000                1,730,250

                                                                                                                  _____________

DREYFUS PREMIER AGGRESSIVE GROWTH FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                       SEPTEMBER 30, 1998

Common Stocks (continued)                                                                       Shares               Value
-----------------------------------------------------

                                                                                             _____________        _____________

          Financial Services--6.8%  Associates First Capital, Cl. A. . . . . . . . . .              38,000      $     2,479,500

                                    Capital One Financial  . . . . . . . . . . . . . .               5,000              517,500

                                    FINOVA Group . . . . . . . . . . . . . . . . . . .              57,000            2,846,438

                                    Nationwide Financial Services, Cl. A . . . . . . .              38,500            1,749,344

                                    Resource America, Cl. A  . . . . . . . . . . . . .              57,575              579,348

                                                                                                                  _____________

                                                                                                                      8,172,130

                                                                                                                  _____________

        Healthcare Services--12.8%  Biogen . . . . . . . . . . . . . . . . . . . . . .              10,000 (a)          658,125

                                    Cardinal Health  . . . . . . . . . . . . . . . . .              23,000            2,374,750

                                    Comprehensive Care . . . . . . . . . . . . . . . .              35,700 (a)          131,644

                                    Concentra Managed Care . . . . . . . . . . . . . .              64,500 (a)          516,000

                                    HEALTHSOUTH  . . . . . . . . . . . . . . . . . . .             172,500 (a)        1,822,031

                                    HemaCare . . . . . . . . . . . . . . . . . . . . .             530,500 (a,b)        174,070

                                    Omega Orthodontics . . . . . . . . . . . . . . . .              49,800 (a)           38,906

                                    Omega Orthodontics (Warrants)  . . . . . . . . . .              66,250 (a)            5,176

                                    PAREXEL International  . . . . . . . . . . . . . .              58,000 (a)        2,262,000

                                    Pharmaceutical Product Development . . . . . . . .              28,000 (a)          784,000

                                    Quintiles Transnational  . . . . . . . . . . . . .              60,775 (a)        2,658,906

                                    Total Renal Care Holdings  . . . . . . . . . . . .             168,500 (a)        4,044,000

                                                                                                                  _____________

                                                                                                                     15,469,608

                                                                                                                  _____________

        Information Services--1.1%  Chromatics Color Sciences International. . . . . .             470,575 (a)        1,382,314

                                                                                                                  _____________

                   Insurance--1.7%  Conseco. . . . . . . . . . . . . . . . . . . . . .              68,844            2,104,045

                                                                                                                  _____________

     Leisure & Entertainment--4.0%  American Classic Voyages . . . . . . . . . . . . .             254,475 (a)        3,753,506

                                    Royal Caribbean Cruises  . . . . . . . . . . . . .              40,300            1,070,469

                                                                                                                  _____________

                                                                                                                      4,823,975

                                                                                                                  _____________

               Manufacturing--1.6%  Tyco International . . . . . . . . . . . . . . . .              35,000            1,933,750

                                                                                                                  _____________

             Medical Supplies--.8%  ONCOR. . . . . . . . . . . . . . . . . . . . . . .           1,907,825 (a,b)        238,478

                                    OnGard Systems . . . . . . . . . . . . . . . . . .             570,000 (a,b)             --

                                    Sybron International . . . . . . . . . . . . . . .              37,000 (a)          707,625

                                                                                                                  _____________

                                                                                                                        946,103

                                                                                                                  _____________

              Mining & Metals--.8%  STELAX Industries. . . . . . . . . . . . . . . . .           2,229,950 (a,b)        936,579

                                                                                                                  _____________

                 Oil Services--.7%  Halliburton. . . . . . . . . . . . . . . . . . . .              28,000              799,750

                                                                                                                  _____________

      Paper & Forest Products--.2%  TST/Impreso. . . . . . . . . . . . . . . . . . . .              86,200 (a)          228,969

                                                                                                                  _____________

             Pharmaceuticals--6.4%  Bentley Pharmaceuticals. . . . . . . . . . . . . .             307,725 (a)          288,492

                                    IDEC Pharmaceuticals . . . . . . . . . . . . . . .              24,000 (a)          570,000

                                    Medicis Pharmaceuticals, Cl. A . . . . . . . . . .              57,000 (a)        2,258,625

                                    Mylan Laboratories . . . . . . . . . . . . . . . .             100,000            2,950,000

                                    Teva Pharmaceutical Industries, A.D.R. . . . . . .              40,000            1,515,000

                                    Transcend Therapeutics . . . . . . . . . . . . . .             236,300 (a)          177,225

                                                                                                                  _____________

                                                                                                                      7,759,342

                                                                                                                  _____________

   Publishing & Broadcasting--5.7%  Cinar Films, Cl. B . . . . . . . . . . . . . . . .             200,000 (a)        3,587,500

                                    MediaOne Group . . . . . . . . . . . . . . .                    48,500 (a)        2,155,219

                                    Tele-Communications, Cl. A . . . . . . . . . . . .              30,000 (a)        1,173,750

                                                                                                                  _____________

                                                                                                                      6,916,469

                                                                                                                  _____________

DREYFUS PREMIER AGGRESSIVE GROWTH FUND
-----------------------------------------------------------------------------

STATEMENT OF INVESTMENTS (CONTINUED)                       SEPTEMBER 30, 1998

Common Stocks (continued)                                                                       Shares                Value
-----------------------------------------------------

                                                                                             _____________        _____________

                 Restaurants--4.5%  CKE Restaurants. . . . . . . . . . . . . . . . . .              75,000      $     2,231,250

                                    Outback Steakhouse . . . . . . . . . . . . . . . .              64,000 (a)        1,688,000

                                    Starbucks  . . . . . . . . . . . . . . . . . . . .              41,400 (a)        1,498,162

                                                                                                                  _____________

                                                                                                                      5,417,412

                                                                                                                  _____________

                      Retail--5.6%  American Eagle Outfitters. . . . . . . . . . . . .             23,000 (a)           796,375

                                    Meyer (Fred) . . . . . . . . . . . . . . . . . . .             32,000 (a)         1,244,000

                                    Intellicell  . . . . . . . . . . . . . . . . . . .             52,350 (a)            52,350

                                    Intellicell (Warrants) . . . . . . . . . . . . . .            102,500 (a)                --

                                    Kmart  . . . . . . . . . . . . . . . . . . . . . .             60,000 (a)           716,250

                                    Linens 'n Things . . . . . . . . . . . . . . . . .             58,500 (a)         1,608,750

                                    Micro Warehouse  . . . . . . . . . . . . . . . . .             56,000 (a)           843,500

                                    Rental Service . . . . . . . . . . . . . . . . . .             30,000 (a)           540,000

                                    United Rentals . . . . . . . . . . . . . . . . . .             42,350 (a)         1,013,753

                                                                                                                  _____________

                                                                                                                      6,814,978

                                                                                                                  _____________

           Semiconductors &

                   Equipment--2.9%  Amkor Technology . . . . . . . . . . . . . . . . .             63,225 (a)           308,222

                                    Uniphase . . . . . . . . . . . . . . . . . . . . .             42,500 (a)         1,742,500

                                    Vitesse Semiconductor  . . . . . . . . . . . . . .             63,000 (a)         1,488,375

                                                                                                                  _____________

                                                                                                                      3,539,097

                                                                                                                  _____________

          Telecommunication

                   Equipment--1.4%  NewCom . . . . . . . . . . . . . . . . . . . . . .            220,000 (a)           990,000

                                    NewCom (Warrants)  . . . . . . . . . . . . . . . .             32,348 (a)            28,305

                                    Tellabs  . . . . . . . . . . . . . . . . . . . . .             18,000 (a)           716,625

                                                                                                                  _____________

                                                                                                                      1,734,930

                                                                                                                  _____________

                                    TOTAL COMMON STOCKS

                                        (cost $180,211,316)  . . . . . . . . . . . . .                             $118,054,577

                                                                                                                  =============


Convertible Preferred Stocks--.0%
-----------------------------------------------------

    Medical Supplies;  Fresenius Medical Care Holdings, Ser. D

                                        (cost $27,904) . . . . . . . . . . . . . . . .            149,700 (a)     $       5,988

                                                                                                                  =============

                                                                                              Principal

Short-Term Investments--.3%                                                                    Amount
---------------------------------------------------------------------------------------

                                                                                           _____________

              U.S. Treasury Bills;  4.48%, 12/17/98

                                        (cost $300,989)  . . . . . . . . . . . . . . .     $      304,000     $        301,288

                                                                                                                  =============

TOTAL INVESTMENTS (cost $180,540,209). . . . . . . . . . . . . . . . . . . . . . . . .               97.9%         $118,361,853

                                                                                                  =======         =============


CASH AND RECEIVABLES (NET) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                2.1%       $    2,543,342

                                                                                                  =======         =============
NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              100.0%         $120,905,195

                                                                                                  =======         =============

Notes to Statement of Investments:
-----------------------------------------------------------------------------

(a)  Non-income producing.

(b)  Investment in non-controlled affiliates (total cost $24,299,022)--see Note
     1(d).

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER AGGRESSIVE GROWTH FUND
-----------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES                        SEPTEMBER 30, 1998

                                                                                                    Cost              Value


                                                                                                _____________     _____________
ASSETS:                          Investments in securities--See Statement of Investments . .     $180,540,209      $118,361,853

                                 Receivable for investment securities sold . . . . . . . .                            4,313,448

                                 Dividends receivable  . . . . . . . . . . . . . . . . . .                               28,806

                                 Prepaid expenses  . . . . . . . . . . . . . . . . . . . .                               24,138

                                                                                                                  _____________

                                                                                                                    122,728,245

                                                                                                                  _____________

LIABILITIES:                     Due to The Dreyfus Corporation and affiliates . . . . . .                              114,786

                                 Due to Distributor  . . . . . . . . . . . . . . . . . . .                               26,718

                                 Cash overdraft due to Custodian . . . . . . . . . . . . .                                8,737

                                 Payable for investment securities purchased . . . . . . .                            1,399,063

                                 Payable for shares of Common Stock redeemed . . . . . . .                              131,588

                                 Accrued expenses and other liabilities  . . . . . . . . .                              142,158

                                                                                                                  _____________

                                                                                                                      1,823,050

                                                                                                                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $120,905,195

                                                                                                                  =============


REPRESENTED BY:                  Paid-in capital . . . . . . . . . . . . . . . . . . . . .                         $241,921,754

                                 Accumulated net realized gain (loss) on investments . . .                          (58,838,203)

                                 Accumulated net unrealized appreciation (depreciation)

                                   on investments--Note 4  . . . . . . . . . . . . . . . .                          (62,178,356)

                                                                                                                  _____________

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                         $120,905,195

                                                                                                                  =============



                               NET ASSET VALUE PER SHARE

                              _____________________________

                                                             Class A           Class B            Class C           Class R

                                                           _____________     _____________      _____________     _____________

Net Assets . . . . . . . . . . . . . . . . . . . . . .      $120,782,464           $93,827            $19,924            $8,980

Shares Outstanding . . . . . . . . . . . . . . . . . .        16,877,160            13,390              2,824             1,254

NET ASSET VALUE PER SHARE. . . . . . . . . . . . . . .             $7.16             $7.01              $7.06             $7.16

                                                                   =====             =====              =====             =====


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER AGGRESSIVE GROWTH FUND
-----------------------------------------------------------------------------

STATEMENT OF OPERATIONS                         YEAR ENDED SEPTEMBER 30, 1998

INVESTMENT INCOME
INCOME:                          Interest  . . . . . . . . . . . . . . . . . . . . . . . .  $         773,857

                                 Cash dividends (net of $7,565 foreign taxes

                                    withheld at source)  . . . . . . . . . . . . . . . . .            209,675

                                                                                               ______________

                                        Total Income . . . . . . . . . . . . . . . . . . .                     $         983,532

EXPENSES:                        Management fee--Note 3(a) . . . . . . . . . . . . . . . .          1,904,346

                                 Shareholder servicing costs--Note 3(c)  . . . . . . . . .          1,045,135

                                 Interest expense--Note 2  . . . . . . . . . . . . . . . .            341,966

                                 Loan commitment fees--Note 2  . . . . . . . . . . . . . .            133,689

                                 Directors' fees and expenses--Note 3(d) . . . . . . . . .             62,245

                                 Prospectus and shareholders' reports  . . . . . . . . . .             43,730

                                 Custodian fees--Note 3(c) . . . . . . . . . . . . . . . .             37,694

                                 Professional fees . . . . . . . . . . . . . . . . . . . .             28,358

                                 Registration fees . . . . . . . . . . . . . . . . . . . .             19,549

                                 Distribution fees--Note 3(b)  . . . . . . . . . . . . . .              1,440

                                 Miscellaneous . . . . . . . . . . . . . . . . . . . . . .              3,684

                                                                                               ______________

                                        Total Expenses . . . . . . . . . . . . . . . . . .                            3,621,836

                                                                                                                 ______________

INVESTMENT (LOSS). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                           (2,638,304)

                                                                                                                 ______________

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--Note 4:

                    Net realized gain (loss) on investments:

                                    Unaffiliated issuers . . . . . . . . . . . . . . . . .     $  (35,877,118)

                                    Affiliated issuers . . . . . . . . . . . . . . . . . .        (19,095,172)      (54,972,290)

                                                                                               ______________

                                 Net unrealized appreciation (depreciation) on investments:

                                    Unaffiliated issuers . . . . . . . . . . . . . . . . .        (95,079,390)

                                    Affiliated issuers . . . . . . . . . . . . . . . . . .        (29,236,567)     (124,315,957)

                                                                                               ______________    ______________

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS . . . . . . . . . . . . . . . . . .                         (179,288,247)

                                                                                                                 ______________

NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS . . . . . . . . . . . . . . . . . .                        $(181,926,551)

                                                                                                                 ==============


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER AGGRESSIVE GROWTH FUND
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS

                                                                                         Year Ended           Year Ended

                                                                                    September 30, 1998    September 30, 1997

                                                                                    __________________    __________________
OPERATIONS:

  Investment (loss)--net . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $     (2,638,304)      $    (6,087,354)

  Net realized gain (loss) on investments  . . . . . . . . . . . . . . . . . . . .         (54,972,290)             5,553,495

  Net unrealized appreciation (depreciation) on investments  . . . . . . . . . . .        (124,315,957)            26,988,890

                                                                                        ______________         ______________

       Net Increase (Decrease) in Net Assets Resulting from Operations . . . . . .        (181,926,551)            26,455,031

                                                                                        ______________         ______________

CAPITAL STOCK TRANSACTIONS:

 Net proceeds from shares sold:

    Class A shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         340,176,835           261,013,384

    Class B shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              89,530               160,108

    Class C shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              29,895                55,481

    Class R shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               7,812                 8,115

  Cost of shares redeemed:

    Class A shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (443,227,993)         (392,860,490)

    Class B shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (133,256)             (257,314)

    Class C shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            --                     (70,507)

    Class R shares . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (3,988)              (14,074)

  Net assets received in connection with reorganization--Note 1  . . . . . . . . .            --                  30,745,645

                                                                                        ______________        ______________

       Increase (Decrease) in Net Assets from Capital Stock Transactions . . . . .        (103,061,165)         (101,219,652)

                                                                                        ______________        ______________

         Total Increase (Decrease) in Net Assets . . . . . . . . . . . . . . . . .        (284,987,716)          (74,764,621)

NET ASSETS:

  Beginning of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         405,892,911           480,657,532

                                                                                        ______________        ______________

  End of Period  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $120,905,195          $405,892,911

                                                                                        ==============        ==============


                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER AGGRESSIVE GROWTH FUND
-----------------------------------------------------------------------------

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

                                                            Shares

                                                                                    _________________________________________

                                                                                        Year Ended             Year Ended

                                                                                    September 30, 1998   September  30, 1997

                                                                                    __________________    __________________

CAPITAL SHARE TRANSACTIONS:

  Class A

  ________
   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         28,800,679            17,802,990

   Shares issued in connection with reorganization--Note 1 . . . . . . . . . . . .           --                   2,158,851

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        (37,362,516)          (26,966,317)

                                                                                          ___________           ___________

                                 Net Increase (Decrease) in Shares Outstanding . .         (8,561,837)           (7,004,476)

                                                                                          ===========           ===========


   Class B

   ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              6,745                11,338

   Shares issued in connection with reorganization--Note 1 . . . . . . . . . . . .           --                      24,105

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (10,904)              (18,752)

                                                                                          ___________           ___________

                                 Net Increase (Decrease) in Shares Outstanding . .             (4,159)               16,691

                                                                                          ===========           ===========

   Class C

   ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              2,699                 3,536

   Shares issued in connection with reorganization--Note 1 . . . . . . . . . . . .           --                       1,501

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           --                      (5,010)

                                                                                          ___________           ___________

                                 Net Increase (Decrease) in Shares Outstanding . .              2,699                    27

                                                                                          ===========           ===========

   Class R

   ________

   Shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                618                   569

   Shares issued in connection with reorganization--Note 1 . . . . . . . . . . . .           --                         975

   Shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (322)                 (936)

                                                                                          ___________           ___________

                                 Net Increase (Decrease) in Shares Outstanding . .                296                   608

                                                                                          ===========           ===========
                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER AGGRESSIVE GROWTH FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Contained  below is per share operating performance data for a share of Common
Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.


                                                                                             Class A

                                                                  _____________________________________________________________

                                                                                      Year Ended September 30,

                                                                  _____________________________________________________________

PER SHARE DATA:                                                    1998          1997         1996         1995         1994

                                                                  ______       ______        ______       ______       ______
   Net asset value, beginning of period  . . . . . . . . . .      $15.94       $14.81        $16.31       $15.35       $18.53

                                                                  ______       ______        ______       ______       ______

   Investment Operations:

   Investment income (loss)--net . . . . . . . . . . . . . .        (.12)(1)     (.33)         (.12)         .40          .40

   Net realized and unrealized gain (loss)

       on investments  . . . . . . . . . . . . . . . . . . .       (8.66)        1.46           .01         1.23         (.56)

                                                                  ______       ______        ______       ______       ______

   Total from Investment Operations  . . . . . . . . . . . .       (8.78)        1.13          (.11)        1.63         (.16)

                                                                  ______       ______        ______       ______       ______

   Distributions:

   Dividends from investment income--net . . . . . . . . . .         --           --           (.28)        (.44)        (.80)

   Dividends from net realized gain on investments . . . . .         --           --          (1.11)        (.23)       (2.22)

                                                                  ______       ______        ______       ______       ______

   Total Distributions . . . . . . . . . . . . . . . . . . .         --           --          (1.39)        (.67)       (3.02)

                                                                  ______       ______        ______       ______       ______

   Net asset value, end of period  . . . . . . . . . . . . .     $  7.16       $15.94        $14.81       $16.31       $15.35

                                                                  ======       ======        ======       ======       ======


TOTAL INVESTMENT RETURN(2) . . . . . . . . . . . . . . . . .      (55.08%)       7.63%         (.71%)      11.21%       (1.50%)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of operating expenses to average net assets . . . .        1.24%        1.20%         1.11%        1.03%        1.03%

   Ratio of interest expense, loan commitment fees

       and dividends on securities sold short to

       average net assets  . . . . . . . . . . . . . . . . .         .19%         .47%         .39%         .08%          .09%

   Ratio of net investment income (loss)

       to average net assets . . . . . . . . . . . . . . . .       (1.04%)      (1.44%)       (.66%)        2.55%         2.10%

   Portfolio Turnover Rate . . . . . . . . . . . . . . . . .       106.58%       76.28%      131.43%      298.60%       158.05%

   Net Assets, end of period (000's Omitted) . . . . . . . .     $120,782     $405,599     $480,638     $572,077      $570,360
------------------------

(1)  Based on average shares outstanding at each month end.

(2)  Exclusive of sales load.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER AGGRESSIVE GROWTH FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

  Contained  below is per share operating performance data for a share of Common
Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                                     Class B Shares

                                                                                            __________________________________

                                                                                             Year Ended September 30,

                                                                                            __________________________________

PER SHARE DATA:                                                                               1998         1997        1996(1)

                                                                                             ______       ______       ______
   Net asset value, beginning of period  . . . . . . . . . . . . . . . . . . . . . . . .     $15.74       $14.73        $14.84

                                                                                             ______       ______       ______

   Investment Operations:

   Investment (loss)--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (.22)(2)     (.22)        (.10)

   Net realized and unrealized gain (loss)

       on investments  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      (8.51)        1.23         (.01)

                                                                                             ______       ______       ______

   Total from Investment Operations  . . . . . . . . . . . . . . . . . . . . . . . . . .      (8.73)        1.01         (.11)

                                                                                             ______       ______       ______

   Net asset value, end of period  . . . . . . . . . . . . . . . . . . . . . . . . . . .     $ 7.01       $15.74       $14.73

                                                                                             ======       ======       ======


TOTAL INVESTMENT RETURN(3) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     (55.46%)       6.86%       (.74%)(4)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of operating expenses to average net assets . . . . . . . . . . . . . . . . . .       2.09%        1.95%        1.47%(4)

   Ratio of interest expense and loan commitment

       fees to average net assets  . . . . . . . . . . . . . . . . . . . . . . . . . . .        .19%         .43%         .49%(4)

   Ratio of net investment (loss)

       to average net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      (1.89%)      (2.22%)      (1.40%)(4)

   Portfolio Turnover Rate . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     106.58%       76.28%      131.43%

   Net Assets, end of period (000's Omitted) . . . . . . . . . . . . . . . . . . . . . .        $94         $276          $13
------------------------

(1)  From January 3, 1996 (commencement of initial offering) to September 30, 1996.

(2)  Based on average shares outstanding at each month end.

(3)  Exclusive of sales load.

(4)  Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER AGGRESSIVE GROWTH FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

  Contained  below is per share operating performance data for a share of Common
Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                                     Class C Shares

                                                                                             ______________________________

                                                                                                Year Ended September 30,

                                                                                             ______________________________

PER SHARE DATA:                                                                               1998         1997        1996(1)

                                                                                             ______       ______       ______
   Net asset value, beginning of period  . . . . . . . . . . . . . . . . . . . . . . . .     $15.76       $14.83       $14.84

                                                                                             ______       ______       ______

   Investment Operations:

   Investment (loss)--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (.18)(2)     (.37)(2)     (.24)(2)

   Net realized and unrealized gain (loss)

       on investments  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      (8.52)        1.30          .23

                                                                                             ______       ______       ______

   Total from Investment Operations  . . . . . . . . . . . . . . . . . . . . . . . . . .      (8.70)         .93         (.01)

                                                                                             ______       ______       ______

   Net asset value, end of period  . . . . . . . . . . . . . . . . . . . . . . . . . . .    $  7.06       $15.76       $14.83

                                                                                             ======       ======       ======


TOTAL INVESTMENT RETURN(3) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     (55.20%)       6.27%       (.07%)(4)

RATIOS/SUPPLEMENTAL DATA:

   Ratio of operating expenses to average net assets . . . . . . . . . . . . . . . . . .       2.39%        1.99%        1.42%(4)

   Ratio of interest expense and loan commitment

       fees to average net assets  . . . . . . . . . . . . . . . . . . . . . . . . . . .        .07%         .53%         .47%(4)

   Ratio of net investment (loss)

       to average net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      (1.90%)      (2.37%)      (1.32%)(4)

   Portfolio Turnover Rate . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     106.58%       76.28%      131.43%

   Net Assets, end of period (000's Omitted) . . . . . . . . . . . . . . . . . . . . . .        $20           $2           $1
------------------------

(1)  From January 3, 1996 (commencement of initial offering) to September 30, 1996.

(2)  Based on average shares outstanding at each month end.

(3)  Exclusive of sales load.

(4)  Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER AGGRESSIVE GROWTH FUND
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

  Contained  below is per share operating performance data for a share of Common
Stock outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                                       Class R Shares

                                                                                             __________________________________

                                                                                                Year Ended September 30,

                                                                                             __________________________________

PER SHARE DATA:                                                                               1998         1997        1996(1)

                                                                                             ______       ______       ______
   Net asset value, beginning of period  . . . . . . . . . . . . . . . . . . . . . . . .     $16.02       $14.84       $14.84

                                                                                             ______       ______       ______

   Investment Operations:

   Investment (loss)--net  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       (.15)(2)     (.10)        (.02)

   Net realized and unrealized gain (loss)

       on investments  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      (8.71)        1.28          .02

                                                                                             ______       ______       ______

   Total from Investment Operations  . . . . . . . . . . . . . . . . . . . . . . . . . .      (8.86)        1.18           --

                                                                                             ______       ______       ______

   Net asset value, end of period  . . . . . . . . . . . . . . . . . . . . . . . . . . .    $  7.16       $16.02       $14.84

                                                                                             ======       ======       ======


TOTAL INVESTMENT RETURN. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     (55.31%)       7.95%          --

RATIOS/SUPPLEMENTAL DATA:

   Ratio of operating expenses to average net assets . . . . . . . . . . . . . . . . . .       1.57%         .76%         .73%(3)

   Ratio of interest expense and loan commitment fees

       to average net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        .16%         .30%         .35%(3)

   Ratio of net investment (loss)

       to average net assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      (1.30%)       (.90%)       (.56%)(3)

   Portfolio Turnover Rate . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     106.58%       76.28%      131.43%

   Net Assets, end of period (000's Omitted) . . . . . . . . . . . . . . . . . . . . . .          $9         $15           $5
------------------------

(1)  From January 3, 1996 (commencement of initial offering) to September 30, 1996.

(2)  Based on average shares outstanding at each month end.

(3)  Not annualized.

                      SEE NOTES TO FINANCIAL STATEMENTS.

DREYFUS PREMIER AGGRESSIVE GROWTH FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

  Dreyfus Premier Aggressive Growth Fund (the "Fund") is a separate diversified series of Dreyfus Premier Equity Funds, Inc., (the "Company" ) which is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end management investment company and operates as a series company currently offering four series, including the Fund. The Fund's investment objective is capital growth. The Dreyfus Corporation (the "Manager") serves as the Fund' s investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A. ("Mellon").

On September 9, 1996, the Board of Directors of the Fund approved an Agreement and Plan of Reorganization providing for the transfer of all or substantially all of the assets and liabilities of Premier Strategic Growth Fund to the Fund, in a tax free exchange for shares of Common Stock of the Fund at net asset value and the assumption of stated liabilities (the "Exchange"). The Exchange was approved by Premier Strategic Growth Fund shareholders on December 16, 1996, and became effective after the close of business on December 27, 1996, at which time the Fund issued 2,158,851 Class A shares valued at $14.07 per share, 24,105 Class B shares valued at $13.97 per share, 1,501 Class C shares valued at $14.03 per share and 975 Class R shares valued at $14.12 per share to the respective Class A, Class B, Class C and Class R shareholders of Premier Strategic Growth Fund.

With respect to Premier Strategic Growth Fund, 1,031,060 Class A shares valued at $29.46 per share, 11,517 Class B shares valued at $29.24 per share, 720 Class C shares valued at $29.24 per share and 467 Class R shares valued at $29.51 per share representing combined net assets of $30,745,645 (including $9,350,340 net unrealized depreciation on investments), were exchanged for the respective Class A, Class B, Class C and Class R shares of the Fund.

  Premier Mutual Fund Services, Inc. (the "Distributor") is the distributor of the Fund' s shares. The Fund is authorized to issue 50 million shares of $1.00 par value Common Stock in each of the following classes of shares: Class A, Class B, Class C and Class R shares. Class A shares are subject to a sales charge imposed at the time of purchase, Class B shares are subject to a contingent deferred sales charge ("CDSC") imposed on Class B share redemptions made within six years of purchase, Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase and Class R shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class and certain voting rights.

  The Company accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to each fund are charged to that fund' s operations; expenses which are applicable to all funds are allocated among them on a pro rata basis.

DREYFUS PREMIER AGGRESSIVE GROWTH FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

  The Fund' s financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

  (A) PORTFOLIO VALUATION: Investments in securities (including options and financial futures) are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Securities for which there are no such valuations are valued at fair value as determined in good faith under the direction of the Board of Directors. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

  (B) FOREIGN CURRENCY TRANSACTIONS: The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in exchange rates. Such gains and losses are included with net realized and unrealized gain or loss on investments.

(C) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, amortization of discount on investments, is recognized on the accrual basis. Under the terms of the custodian agreement, the Fund received net earnings credits of $6,219 during the period ended September 30, 1998 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

  (D) AFFILIATED ISSUERS: Issuers in which the Fund held 5% or more of the outstanding voting securities are defined as "affiliated" in the Act. The following summarizes affiliated issuers during the period ended September 30, 1998:

DREYFUS PREMIER AGGRESSIVE GROWTH FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                                     Shares

                                          _____________________________________________________________________________________

                                           Beginning     Purchases/      Sales/         End of       Dividend     Market Value

Name of issuer                             of Period      Increases     Decreases       Period        Income         9/30/98

_____________                             ___________    ___________   __________   _____________   ___________    ____________
Advanced Photonix, Cl. A . . . . . . .        975,000             --      975,000              --            --              --

American Classic Voyages*. . . . . . .             --        835,000      580,525         254,475            --      $3,753,506

Bentley Pharmaceuticals* . . . . . . .        150,000        220,000       62,275         307,725            --         288,492

CCA Cos. . . . . . . . . . . . . . . .        335,000        345,000        6,675         673,325            --       1,430,815

Celerity Systems . . . . . . . . . . .             --        260,000      260,000              --            --              --

Chromatics Color Sciences International* .    720,000        442,500      691,925         470,575            --       1,382,314

Complete Management. . . . . . . . . .        960,000         64,500    1,024,500              --            --              --

Crystal Systems Solutions. . . . . . .        560,000             --      560,000              --            --              --

EA Industries. . . . . . . . . . . . .        800,000         20,000      820,000              --            --              --

Four Media*. . . . . . . . . . . . . .        605,000             --      485,000         120,000            --         450,000

HemaCare . . . . . . . . . . . . . . .        600,000             --       69,500         530,500            --         174,070

Hemispherx BioPharmaceutical . . . . .        600,000        575,000    1,175,000              --            --              --

Home Security International. . . . . .        230,000         67,500      297,500              --            --              --

Image Guided Technologies. . . . . . .        280,000             --      280,000              --            --              --

Imaging Technologies . . . . . . . . .        650,000             --      650,000              --            --              --

Larson Davis . . . . . . . . . . . . .        675,000             --      675,000              --            --              --

MacroChem. . . . . . . . . . . . . . .        875,000        140,000    1,015,000              --            --              --

Microvision. . . . . . . . . . . . . .        185,000        115,000      300,000              --            --              --

NeoPharm . . . . . . . . . . . . . . .        440,000             --      440,000              --            --              --

Newcom*. . . . . . . . . . . . . . . .        350,000        300,000      430,000         220,000            --         990,000

Northstar Health Services. . . . . . .        460,000             --      460,000              --            --              --

ONCOR. . . . . . . . . . . . . . . . .      2,430,000        160,000      682,175       1,907,825            --         238,478

OnGard Systems . . . . . . . . . . . .        570,000             --           --         570,000            --              --

OncorMed . . . . . . . . . . . . . . .        770,000             --      770,000              --            --              --

Preferred Employers Holdings . . . . .        237,400         19,400      256,800              --            --              --

Sheldahl . . . . . . . . . . . . . . .        585,000         10,000      595,000              --            --              --

Smallworldwide, A.D.S. . . . . . . . .        310,000             --      310,000              --            --              --

STELAX Industries. . . . . . . . . . .      1,680,000      1,145,000      595,050       2,229,950            --         936,579

Transcend Therapeutics*. . . . . . . .        300,000             --       63,700         236,300            --         177,225

Triteal. . . . . . . . . . . . . . . .        900,000             --      900,000              --            --              --

Ultrafem . . . . . . . . . . . . . . .        700,000         25,000      725,000              --            --              --

Ultralife Batteries. . . . . . . . . .        390,000        135,000      525,000              --            --              --

____________________________

*No longer an affiliated issuer at September 30, 1998.

(E) DIVIDENDS TO SHAREHOLDERS: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.

  (F) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

DREYFUS PREMIER AGGRESSIVE GROWTH FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

  The Fund has an unused capital loss carryover of approximately $2,409,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to September 30, 1998. The carryover does not include net realized securities losses from November 1, 1997 through September 30, 1998 which are treated for Federal income tax purposes as arising in fiscal 1999. If not applied, the carryover expires in fiscal 2004.

  During the period ended September 30, 1998, the Fund reclassified $8,725,658 from accumulated investment loss to paid-in capital. Net assets were not affected by this reclassification.

NOTE 2--BANK LINES OF CREDIT:

  The Fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the Fund at rates which are related to the Federal Funds rate in effect at the time of borrowings. Prior to August 16, 1998 the Fund also could borrow up to $76 million for leveraging purposes under a short-term unsecured line of credit. Interest on the leverage line was charged to the Fund based on Federal Funds rates in effect at the time of borrowing and this line also included a commitment fee based on the unused portion of the first $46 million.

  The average daily amount of borrowings outstanding under both agreements during the period ended
September 30, 1998 was approximately $5,175,000, with a related weighted average annualized interest rate of 6.61%.

NOTE 3--MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:

  (A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .75 of 1% of the value of the Fund' s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses allocable to Class A, exclusive of taxes, interest on borrowings (which, in the view of Stroock & Stroock & Lavan LLP, counsel to the Fund, also includes loan commitment fees and dividends on securities sold short), brokerage commissions and extraordinary expenses, exceed 11_2% of the average value of Class A net assets, the Fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. No expense reimbursement was required for the period ended September 30, 1998.

  Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, retained $16,473 during the period ended September 30, 1998 from commissions earned on sales of Fund shares.

(B) Under the Distribution Plan, adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .75 of 1% of the value of the average daily net assets of Class B and Class C shares. During the period ended September 30, 1998, Class B and Class C shares were charged $1,369 and $71, respectively, pursuant to the Distribution Plan.

  (C) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at the annual rate of .25 of 1% of the value of their average daily net assets for the provision of certain services. The services provided may DREYFUS PREMIER AGGRESSIVE GROWTH FUND
-----------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended September 30, 1998, Class A, Class B and Class C shares were charged $634,269, $456 and $24, respectively, pursuant to the Shareholder Services Plan.

  The Fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the Fund. During the period ended September 30, 1998, the Fund was charged $257,527 pursuant to the transfer agency agreement.

  The Fund compensates Mellon under a custody agreement for providing custodial services for the Fund. During the period ended September 30, 1998, the Fund was charged $37,694 pursuant to the custody agreement.

  (D) Each director who is not an "affiliated person" as defined in the Act receives from the Company an annual fee of $4,500 and an attendance fee of $500 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

NOTE 4--SECURITIES TRANSACTIONS:

  The following summarizes the aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended
September 30, 1998:

                                                                           Purchases                          Sales

                                                                          ______________                  ______________
Unaffiliated issuers . . . . . . . . . . . . . . . . . . . . . . . .        $221,276,506                    $333,194,589

Affiliated issuers . . . . . . . . . . . . . . . . . . . . . . . . .          39,594,207                      42,672,230

                                                                          ______________                  ______________

   TOTAL . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $260,870,713                    $375,866,819

                                                                          ==============                  ==============


  At September 30, 1998, accumulated net unrealized depreciation on investments was $62,178,356, consisting of $4,998,578 gross unrealized appreciation and $67,176,934 gross unrealized depreciation.

At September 30, 1998, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).


DREYFUS PREMIER AGGRESSIVE GROWTH FUND
-----------------------------------------------------------------------------

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

SHAREHOLDERS AND BOARD OF DIRECTORS

DREYFUS PREMIER AGGRESSIVE GROWTH FUND

  We have audited the accompanying statement of assets and liabilities, including the statement of investments, of Dreyfus Premier Aggressive Growth Fund (one of the Funds constituting Dreyfus Premier Equity Funds, Inc.) as of September 30, 1998, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund' s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included verification by examination of securities held by the custodian as of September 30, 1998 and confirmation of securities not held by the custodian by correspondence with others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus Premier Aggressive Growth Fund at September 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with generally accepted accounting principles.





New York, New York

November 11, 1998


DREYFUS PREMIER AGGRESSIVE GROWTH FUND

200 Park Avenue

New York, NY 10166

MANAGER

The Dreyfus Corporation

200 Park Avenue

New York, NY 10166

CUSTODIAN

Mellon Bank, N.A.

One Mellon Bank Center

Pittsburgh, PA 15258

TRANSFER AGENT &

DIVIDEND DISBURSING AGENT

Dreyfus Transfer, Inc.

P.O. Box 9671

Providence, RI 02940













Printed in U.S.A.                                              009AR989

                                 Annual Report
-------------------------------------------------------------------------------

                                DREYFUS PREMIER

                               AGGRESSIVE GROWTH

                                     FUND
-------------------------------------------------------------------------------

                              September 30, 1998

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